Derivative Instruments (Schedule Of Derivative Instruments, Effect On Income And Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	$ (2,440)	$ (7,906)	$ 143
Others [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	(244)	(685)	46
General and Administrative Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	(1,743)	(6,861)	630
Loss excluded from Adjusted EBITDA	1,252
Net Interest Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	$ (453)	$ (360)	$ (533)